Parent Only Financial Statements (Details) - Schedule of condensed balance sheets (Parentheticals) - Reportable Legal Entities [Member] - Parent Company [Member]	Jun. 30, 2022 $ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	458,694,920
Ordinary shares, shares issued	44,069,300
Ordinary shares, shares outstanding	44,069,300
Redeemable Convertible Preferred Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
convertible redeemable preferred shares par value (in Dollars per share) | $ / shares	$ 0.0001
convertible redeemable preferred shares, shares authorized	4,675,347
convertible redeemable preferred shares, shares issued	4,675,347
Convertible redeemable preferred shares, shares outstanding	4,675,347
Series A Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
convertible redeemable preferred shares par value (in Dollars per share) | $ / shares	$ 0.0001
convertible redeemable preferred shares, shares authorized	5,205,637
convertible redeemable preferred shares, shares issued	5,205,637
Convertible redeemable preferred shares, shares outstanding	5,205,637
Series A-1 Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
convertible redeemable preferred shares par value (in Dollars per share) | $ / shares	$ 0.0001
convertible redeemable preferred shares, shares authorized	5,202,768
convertible redeemable preferred shares, shares issued	5,202,768
Convertible redeemable preferred shares, shares outstanding	5,202,768
Series A-2 Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
convertible redeemable preferred shares par value (in Dollars per share) | $ / shares	$ 0.0001
convertible redeemable preferred shares, shares authorized	3,540,046
convertible redeemable preferred shares, shares issued	3,540,046
Convertible redeemable preferred shares, shares outstanding	3,540,046
Series A-3 Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
convertible redeemable preferred shares par value (in Dollars per share) | $ / shares	$ 0.0001
convertible redeemable preferred shares, shares authorized	3,789,358
convertible redeemable preferred shares, shares issued	3,789,358
Convertible redeemable preferred shares, shares outstanding	3,789,358
Series B Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
convertible redeemable preferred shares par value (in Dollars per share) | $ / shares	$ 0.0001
convertible redeemable preferred shares, shares authorized	11,047,269
convertible redeemable preferred shares, shares issued	11,047,269
Convertible redeemable preferred shares, shares outstanding	11,047,269
Series B+ Convertible Redeemable Preferred Shares. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
convertible redeemable preferred shares par value (in Dollars per share) | $ / shares	$ 0.0001
convertible redeemable preferred shares, shares authorized	5,424,746
convertible redeemable preferred shares, shares issued	5,424,746
Convertible redeemable preferred shares, shares outstanding	5,424,746
Series C Convertible Redeemable Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
convertible redeemable preferred shares par value (in Dollars per share) | $ / shares	$ 0.0001
convertible redeemable preferred shares, shares authorized	2,419,909
convertible redeemable preferred shares, shares issued	2,419,909
Convertible redeemable preferred shares, shares outstanding	2,419,909